Investments - Summary of Financial Information in Respect of Immaterial Associates Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1]	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of associates [abstract]
Carrying amount of the Company's interest in associates accounted for using the equity method	₨ 1,383			₨ 1,235		$ 18
Company's share of net profit /(loss) of associates accounted for using the equity method in consolidated statement of income	₨ 29			₨ (43)	₨ 11

[1]	Value is less than 1